Segment Reporting	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segment Reporting

Note 14 – Segment Reporting

Segment information is prepared on the same basis that the chief executive officer, who is the Company’s chief operating decision maker, manages the business, makes business decisions and assesses performance. The Company has one reportable segment specializing in the development of treatments for patients suffering from debilitating neurodegenerative diseases, as described in Note 1.

The CODM assesses performance for this segment and decides how to allocate resources based on net loss. This net loss comprised of research and development expenses related to its product, general and administrative costs and net financing income or expenses. The CODM performs the assessment of segment performance by using the reported measure of segment profit or loss to monitor budget versus actual results.

The net profit or loss report regularly reviewed by the CODM is identical to the Consolidated Statements of Income and Comprehensive Loss and the related notes in the financial statements of the company for years ended December 31, 2025, 2024 and 2023.